Ferring Asset Purchase Agreement and Discontinued Operations - Narrative (FY) (Details) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 08, 2017 USD ($) payment	Apr. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum potential proceeds from divestiture	$ 12,700
Proceeds from sale of rights to Vitaros product line	$ 11,500
Payment from sale of product-related inventory		$ 709
Number of quarterly payments eligible for transition services | payment	2
Payment amount to be received for transition services					$ 500
Liabilities assumed by purchaser after closing date								$ 1,100
Aggregate liability under indemnification claims	$ 2,000
Loan And Security Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Repayments of debt	$ 6,600
Discontinued Operations, Held-for-sale or Disposed of by Sale | Product Business outside the U.S.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Royalty revenue			$ 0	$ 0		$ 0	$ 368		$ 368	$ 1,088